PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following at February 28, 2019 and May 31, 2018.

	February 28,	May 31,
	2019	2018
Office equipment	1,217,563	2,674
Furniture and fixtures	59,617	-
Leasehold improvements	$764,423	$-
Less: accumulated depreciation	(494,439)	(2,674)
Property, plant, and equipment, net	$1,547,164	$-

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890